Significant Customers and Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor
The following accounts represented 10% or more of total accounts receivable in at least one of the periods presented:

	December 31,
	2014	2013
Customer A	24%	25%
Customer B	31%	1%
Customer C	16%	11%
Customer D	21%	54%
The percentage of product sales to our customer that represented 10% or more of revenue in at least one of the periods presented, is as follows:

	Year ended December 31,
	2014	2013
Customer A	43%	25%
Customer B	18%	6%
Customer C	14%	26%
Customer D	11%	34%